SUBSEQUENT EVENTS (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Aug. 19, 2013	Jun. 30, 2013	Apr. 03, 2013	Apr. 02, 2013	Feb. 07, 2013	Feb. 01, 2013	Jan. 30, 2013	Dec. 31, 2011
Subsequent Events [Abstract]
Placement agent fees paid to Aegis Capital, percentage		10.00%
Placement agent fees paid to Aegis Capital, amount		$ 200,000
Settlement of lawsuit with Trinet, Inc.								140,000
Amended and Restated Convertible Promissory Note to Dominion Capital, LLC, Note 1							375,000			375,000
Amended and Restated Convertible Promissory Note to Dominion Capital, LLC, Note 2							187,500
Dominion Capital, LLC, Cashless warrents										500,000
Payment made by Dominion Capital, LLC to acquire old notes							562,500
Payment made by Dominion Capital, LLC to acquire old notes to warrant holders							37,500
Dominion Capital, LLC, conversion feature							66.60%
Dominion Capital, LLC, conversion amount							900,000
Dominion Capital, LLC, conversion price per share							$ 0.0333
Dominion Capital, LLC, conversion shares							27,000,000
Dominion Capital, LLC, conversion amount (Note 1)							375,000
Dominion Capital, LLC, conversion price per share (Note 1)							$ 0.015
Dominion Capital, LLC, conversion shares (Note 1)							25,000,000
Dominion Capital, LLC, conversion amount (Note 2)							187,500
Dominion Capital, LLC, conversion price per share (Note 2)							$ 0.015
Alpha lawsuit, promissory note amount		1,500,000
Preferred Stock, Series C, Shares Designated				750,000		750,000
Preferred Stock, Series B, Shares Designated		2,500,000		2,500,000						2,500,000
Settlement Agreement with On Assignment Staffing Services, amount					45,000
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, prior purchase price									600,000
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, current purchase price									2,000,000
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, disparsal end date									Apr. 26, 2013
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, interest rate									10.00%
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, conversion price per share									$ 0.10
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, maturity date									Oct. 28, 2013
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, conversion authorized begin date									May 14, 2013
Amendment to the Convertible Promissory Note to Dominion Capital, LLC, amount received by company	250,000	600,000
Additional convertible notes converted to common stock, amount		150,000
Accounts payable to Investor			$ 1,250,000
Preferred Stock, Series D, Par Value			$ 0.001
Preferred Stock, Series D, Shares Designated			1,300
Preferred Stock, Series D, Issued			0
Preferred Stock, Series D, Stated Value per share			$ 1,000
Preferred Stock, Series D, Cumulative dividend per annum			8.00%
Preferred Stock, Series D, Conversion Price			$ 0.03